Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Netherlands
Total	$ 108,510,000	$ 250,000	$ 4,460,000	$ 67,900,000		$ 181,120,000
Corporate
Total	95,290,000		40,000			95,330,000
Dummersee-Uchte
Total		2,340,000	630,000			2,970,000
Eastern Hannover/East Friesland
Total		790,000	310,000			1,100,000
Hannover Gas
Total		600,000	30,000			630,000
Saskatchewan
Total	5,700,000	19,860,000	10,700,000		$ 350,000	36,610,000
Alberta
Total		25,530,000	9,130,000		$ 350,000	35,010,000
British Columbia
Total		12,640,000	380,000			13,020,000
Corrib
Total	78,020,000		1,090,000			79,110,000
Aquitaine Basin
Total		19,170,000	290,000			19,460,000
France
Total	10,980,000		650,000			11,630,000
Paris Basin Chaunoy & Champotran
Total		9,630,000				9,630,000
Paris Basin Essonne
Total		4,520,000				4,520,000
Paris Basin Neocomian
Total		4,470,000				4,470,000
Wandoo
Total	18,570,000		1,480,000			20,050,000
Powder River Basin, Wyoming
Total		17,660,000	410,000			18,070,000
Croatia
Total		5,710,000	880,000			6,590,000
Hungary
Total	$ 100,000	$ 50,000	150,000			300,000
Slovakia
Total			$ 200,000			$ 200,000